Sustainable International Thematic Fund, Inc.

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.0%
Financials - 21.4%
Banks - 7.0%
Credicorp Ltd.	29,600	$7,102,520
HDFC Bank Ltd.	203,560	6,813,934
Svenska Handelsbanken AB-Class A (a)	443,683	4,684,405

		18,600,859

Capital Markets - 5.3%
London Stock Exchange Group PLC	101,490	6,277,771
Partners Group Holding AG	10,574	7,692,190

		13,969,961

Consumer Finance - 2.0%
Bharat Financial Inclusion Ltd. (b)	332,650	5,438,323

Insurance - 4.7%
AIA Group Ltd.	784,200	7,841,820
Prudential PLC	226,706	4,544,431

		12,386,251

Thrifts & Mortgage Finance - 2.4%
Housing Development Finance Corp., Ltd.	220,175	6,240,113

		56,635,507

Industrials - 16.4%
Building Products - 2.7%
Kingspan Group PLC	80,784	3,743,278
Kingspan Group PLC (London)	72,900	3,359,343

		7,102,621

Commercial Services & Supplies - 1.9%
China Everbright International Ltd.	5,106,000	5,200,814

Electrical Equipment - 4.8%
Schneider Electric SE (Paris)	84,289	6,615,724
Vestas Wind Systems A/S	71,620	6,036,579

		12,652,303

Industrial Conglomerates - 2.6%
Siemens AG (REG)	64,227	6,907,130

Machinery - 2.9%
SMC Corp./Japan	13,000	4,900,435
Xylem, Inc./NY	34,290	2,710,282

		7,610,717

Professional Services - 1.5%
Recruit Holdings Co., Ltd.	142,300	4,079,807

		43,553,392

Information Technology - 14.7%
Electronic Equipment, Instruments & Components - 4.3%
Halma PLC	160,439	3,497,883
Horiba Ltd.	69,800	3,892,574
Keyence Corp.	6,200	3,876,209

		11,266,666

Company	Shares	U.S. $ Value
IT Services - 2.1%
Visa, Inc.-Class A	17,390	$2,716,144
Wirecard AG	23,680	2,974,747

		5,690,891

Semiconductors & Semiconductor Equipment - 6.0%
ASML Holding NV	24,816	4,664,160
Infineon Technologies AG	258,472	5,131,294
Taiwan Semiconductor Manufacturing Co., Ltd.	769,000	6,158,967

		15,954,421

Software - 2.3%
Dassault Systemes SE	40,870	6,091,619

		39,003,597

Health Care - 13.2%
Health Care Equipment & Supplies - 1.7%
Koninklijke Philips NV	111,550	4,557,662

Health Care Providers & Services - 2.1%
Apollo Hospitals Enterprise Ltd.	315,185	5,608,069

Life Sciences Tools & Services - 7.9%
Bio-Rad Laboratories, Inc.-Class A (b)	9,300	2,842,824
Gerresheimer AG	71,040	5,347,365
ICON PLC (b)	22,620	3,089,440
QIAGEN NV (b)	101,270	4,110,766
Tecan Group AG	23,070	5,448,497

		20,838,892

Pharmaceuticals - 1.5%
Roche Holding AG	9,357	2,578,367
Vectura Group PLC (b)	1,420,506	1,321,358

		3,899,725

		34,904,348

Consumer Staples - 10.1%
Food Products - 5.8%
Danone SA	49,920	3,843,888
Kerry Group PLC-Class A	55,845	6,201,768
Nestle SA (REG)	55,729	5,313,783

		15,359,439

Household Products - 2.0%
Unicharm Corp.	163,200	5,410,441

Personal Products - 2.3%
Unilever PLC	103,500	5,957,731

		26,727,611

Company	Shares			U.S. $ Value
Consumer Discretionary - 7.1%
Auto Components - 1.9%
Aptiv PLC		62,849		$4,995,867

Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)		29,100		5,309,295

Textiles, Apparel & Luxury Goods - 3.2%
EssilorLuxottica SA		32,036		3,499,609
Shenzhou International Group Holdings Ltd.		384,000		5,159,123

				8,658,732

				18,963,894

Communication Services - 3.5%
Diversified Telecommunication Services - 1.8%
Deutsche Telekom AG (REG)		287,875		4,782,521

Interactive Media & Services - 1.7%
Tencent Holdings Ltd.		96,000		4,414,828

				9,197,349

Materials - 3.4%
Chemicals - 3.4%
Chr Hansen Holding A/S		24,947		2,532,221
Koninklijke DSM NV		59,180		6,455,633

				8,987,854

Utilities - 3.2%
Multi-Utilities - 1.6%
Suez		317,290		4,203,416

Water Utilities - 1.6%
Beijing Enterprises Water Group Ltd. (b)		6,762,000		4,183,091

				8,386,507

Total Common Stocks (cost $193,751,695)				246,360,059

SHORT-TERM INVESTMENTS - 5.2%
Investment Companies - 5.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $13,469,117)		13,469,117		13,469,117

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(1.44)%, 4/01/19	CHF	26		26,107
(0.85)%, 4/01/19	DKK	174		26,161
(0.39)%, 4/01/19	SEK	253		27,216
0.37%, 4/01/19	GBP	54		70,578
0.80%, 4/01/19	CAD	0	*	1
5.07%, 4/01/19	ZAR	0	*	4

	Principal Amount (000)		U.S. $ Value
BNP Paribas, Paris
(0.57)%, 4/01/19	EUR	19	$21,471
HK & Shanghai Bk, Hong Kong
1.42%, 4/01/19	HKD	198	25,209
Sumitomo, Tokyo
(0.27)%, 4/01/19	JPY	2,915	26,302

Total Time Deposits (cost $223,937)			223,049

Total Short-Term Investments (cost $13,693,054)			13,692,166

Total Investments Before Security Lending Collateral for Securities Loaned - 98.2% (cost $207,444,749)			260,052,225

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%
Investment Companies - 2.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $7,440,205)		7,440,205	7,440,205

Total Investments - 101.0% (cost $214,884,954) (f)			267,492,430
Other assets less liabilities - (1.0)%			(2,603,209)

Net Assets - 100.0%			$264,889,221

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	803	USD	917	5/15/19	$12,846
Bank of America, NA	USD	980	AUD	1,381	5/15/19	1,731
Bank of America, NA	USD	803	CAD	1,067	5/15/19	(3,952)
Bank of America, NA	USD	1,689	EUR	1,480	5/15/19	(23,135)
Bank of America, NA	USD	954	GBP	743	5/15/19	16,132
Bank of America, NA	USD	1,419	MXN	27,658	5/15/19	(3,987)
Barclays Bank PLC	BRL	16,292	USD	4,181	4/02/19	19,915
Barclays Bank PLC	USD	4,359	BRL	16,292	4/02/19	(197,830)
Barclays Bank PLC	CNY	3,243	USD	476	4/17/19	(6,631)
Barclays Bank PLC	CHF	595	USD	604	5/15/19	4,329
Barclays Bank PLC	SEK	10,762	USD	1,161	5/15/19	(62)
Barclays Bank PLC	USD	1,020	EUR	905	5/15/19	(565)
Barclays Bank PLC	USD	1,449	GBP	1,094	5/15/19	(21,325)
Barclays Bank PLC	USD	7,963	KRW	8,956,773	5/16/19	(79,748)
Barclays Bank PLC	USD	2,283	RUB	151,370	5/16/19	8,448
Barclays Bank PLC	USD	605	TWD	18,643	6/10/19	872
Barclays Bank PLC	INR	69,068	USD	987	7/16/19	5,317
Barclays Bank PLC	INR	1,085,304	USD	15,329	7/16/19	(94,502)
Barclays Bank PLC	USD	2,463	INR	171,615	7/16/19	(23,767)
BNP Paribas SA	JPY	370,236	USD	3,354	5/15/19	1,813

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	JPY	139,947	USD	1,268	5/15/19	$338
Brown Brothers Harriman & Co.	USD	313	NZD	463	5/15/19	3,021
Citibank, NA	JPY	276,460	USD	2,513	5/15/19	9,518
Citibank, NA	JPY	475,876	USD	4,288	5/15/19	(20,820)
Citibank, NA	SEK	51,179	USD	5,557	5/15/19	34,208
Citibank, NA	USD	10,282	AUD	14,481	5/15/19	9,068
Citibank, NA	USD	14,519	CAD	19,203	5/15/19	(133,086)
Citibank, NA	USD	712	GBP	544	5/15/19	(2,329)
Citibank, NA	USD	808	NOK	6,981	5/15/19	3,024
Citibank, NA	USD	1,338	SEK	12,437	5/15/19	4,427
Citibank, NA	USD	3,389	ZAR	47,210	5/15/19	(134,121)
Goldman Sachs Bank USA	USD	1,908	CAD	2,529	5/15/19	(13,771)
JPMorgan Chase Bank, NA	CHF	3,833	USD	3,836	5/15/19	(29,410)
JPMorgan Chase Bank, NA	USD	4,281	GBP	3,305	5/15/19	33,447
JPMorgan Chase Bank, NA	USD	29,536	JPY	3,238,481	5/15/19	(210,977)
Morgan Stanley & Co., LLC	CHF	684	USD	686	5/15/19	(4,072)
Morgan Stanley & Co., LLC	EUR	2,547	USD	2,944	5/15/19	75,949
Morgan Stanley & Co., LLC	JPY	493,668	USD	4,447	5/15/19	(23,206)
Morgan Stanley & Co., LLC	USD	3,151	EUR	2,762	5/15/19	(41,691)
Morgan Stanley & Co., LLC	USD	604	JPY	65,461	5/15/19	(11,532)
Morgan Stanley & Co., LLC	USD	651	SEK	6,060	5/15/19	3,249
Morgan Stanley & Co., LLC	USD	880	KRW	988,705	5/16/19	(10,045)
Royal Bank of Scotland PLC	BRL	16,292	USD	4,210	4/02/19	48,543
Royal Bank of Scotland PLC	USD	4,181	BRL	16,292	4/02/19	(19,915)
Royal Bank of Scotland PLC	USD	4,201	BRL	16,292	5/03/19	(48,598)
Royal Bank of Scotland PLC	JPY	169,826	USD	1,525	5/15/19	(12,345)
Royal Bank of Scotland PLC	USD	1,143	JPY	125,725	5/15/19	(4,994)
Royal Bank of Scotland PLC	USD	4,707	SEK	43,444	5/15/19	(18,932)
Royal Bank of Scotland PLC	USD	541	TWD	16,672	6/10/19	176
Standard Chartered Bank	CNY	6,984	USD	1,041	4/17/19	1,304
Standard Chartered Bank	CNY	17,581	USD	2,588	4/17/19	(29,252)
Standard Chartered Bank	USD	706	CNY	4,778	4/17/19	5,053
Standard Chartered Bank	USD	586	CNY	3,934	4/17/19	(778)
Standard Chartered Bank	USD	1,896	JPY	206,155	5/15/19	(28,919)
State Street Bank & Trust Co.	EUR	29,031	USD	33,049	5/15/19	363,115
UBS AG	USD	768	CNY	5,167	4/17/19	1,019
UBS AG	EUR	2,677	USD	3,054	5/15/19	40,341
UBS AG	USD	651	EUR	574	5/15/19	(4,583)

						$(551,677)

*	Principal amount less than 500.
(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $61,365,484 and gross unrealized depreciation of investments was $(9,309,685), resulting in net unrealized appreciation of $52,055,799.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN1

March 31, 2019 (unaudited)

9.7%	Germany
9.3%	China
9.3%	France
9.3%	India
8.5%	Japan
8.3%	United Kingdom
8.1%	Switzerland
6.7%	United States
6.3%	Ireland
6.0%	Netherlands
3.3%	Denmark
3.0%	Hong Kong
2.7%	Peru
4.2%	Other
5.3%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.4% or less in the following countries: Sweden and Taiwan.

AB Sustainable International Thematic Fund

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$13,916,454		$42,719,053		$	– 0	–	$56,635,507
Industrials	2,710,282		40,843,110			– 0	–	43,553,392
Information Technology	2,716,144		36,287,453			– 0	–	39,003,597
Health Care	5,932,264		28,972,084			– 0	–	34,904,348
Consumer Staples	6,201,768		20,525,843			– 0	–	26,727,611
Consumer Discretionary	10,305,162		8,658,732			– 0	–	18,963,894
Communication Services	– 0	–	9,197,349			– 0	–	9,197,349
Materials	– 0	–	8,987,854			– 0	–	8,987,854
Utilities	4,203,416		4,183,091			– 0	–	8,386,507
Short-Term Investments:
Investment Companies	13,469,117		– 0	–		– 0	–	13,469,117
Time Deposits	– 0	–	223,049			– 0	–	223,049
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,440,205		– 0	–		– 0	–	7,440,205

Total Investments in Securities	66,894,812		200,597,618	†		– 0	–	267,492,430
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	707,203			– 0	–	707,203
Liabilities
Forward Currency Exchange Contracts	– 0	–	(1,258,880)			– 0	–	(1,258,880)

Total	$66,894,812		$200,045,941		$	– 0	–	$266,940,753

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2019 is as follows:

Fund	Market Value 6/30/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$20,896		$70,589	$78,016	$13,469	$267
Government Money Market Portfolio*	– 0	–	8,836	1,396	7,440	1

					$20,909	$268

*	Investment of cash collateral for securities lending transactions.